Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	£ 80	£ 109
Dividends recognised for equity instruments held at year end	1	0
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	68	77
Dividends recognised for equity instruments held at year end	1	0
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	12	31
Dividends recognised for equity instruments held at year end	0	0
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	0	1
Dividends recognised for equity instruments held at year end	£ 0	£ 0